Reinsurance (Summary of Significant Reinsurance Amounts) (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Balance sheets:
Amounts recoverable from reinsurers	$ 42,091,115		$ 30,579,524	$ 23,100,644
Statements of comprehensive (loss) income:
Premiums assumed				10,268
Premiums ceded	677,702	$ 702,450	996,711	848,374
Benefits assumed				92,792
Benefits ceded	99,466	167,895	201,823	141,896
Commissions assumed				18
Commissions ceded	$ 7,595	$ 8,146	$ 10,445	$ 54,346